Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Commitments And Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 37
Operating Leases, Future Minimum Payments, Due in Two Years	28
Operating Leases, Future Minimum Payments, Due in Three Years	21
Operating Leases, Future Minimum Payments, Due in Four Years	16
Operating Leases, Future Minimum Payments, Due in Five Years	14
Operating Leases, Future Minimum Payments, Due Thereafter	9
Operating Leases, Rent Expense	44	45	36
Silzone Product Liability Insurance [Member]
Commitments And Contingencies [Line Items]
Remaining insurance coverage for Silzone claims	13
Number of insurance carriers	2
VolcanoCorpvs.Lightlab [Member]
Commitments And Contingencies [Line Items]
days of legal notice	45
Ontario Class Action Matters [Member]
Commitments And Contingencies [Line Items]
Number of outstanding class actions	1
Individual Ontario Case [Member]
Commitments And Contingencies [Line Items]
Number of outstanding class actions	1
Minimum damage loss claimed	$ 1
British Columbia Class Action Matters [Member]
Commitments And Contingencies [Line Items]
Number of proposed class actions	1
Regulatory Matters Sylmar, CA [Member]
Commitments And Contingencies [Line Items]
Number of Form 483 Observations	11